Restructuring Activities - Schedule of Restructuring and Other Costs (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Restructuring Cost and Reserve [Line Items]
Restructuring		$ 5,897	$ 728	$ 13,682	$ 1,180
Restructuring and Others Costs
Restructuring Cost and Reserve [Line Items]
Transaction related costs	[1]	104	0	463	15
Restructuring	[2]	1,080	383	4,590	559
Other	[3]	4,713	345	8,629	606
Restructuring and other costs		$ 5,897	$ 728	$ 13,682	$ 1,180

[1]	For the six months ended June 30, 2025, transaction costs primarily relate to the disposal of the direct marketing payment processing business line mainly related to legal fees.
[2]	For the three and six months ended June 30, 2025, restructuring mainly relates to costs incurred on transformation projects to improve merchant platforms as well as finance and risk processes. These transformation projects are expected to be completed by 2027. For the three and six months ended June 30, 2024, restructuring mainly relates to relocation costs.
[3]	Other costs mainly relate to the securities litigation against the Company and indemnities provided by the Company in the related class action lawsuit (See Note 14).